AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value

Affiliated Investment Companies (100.0%):
Domestic Equity Funds (37.2%):
1,188,932	AZL Mid Cap Index Fund, Class 2	$32,802,627
4,777,516	AZL S&P 500 Index Fund, Class 2	112,319,401
1,080,263	AZL Small Cap Stock Index Fund, Class 2	17,737,924

		162,859,952

Fixed Income Fund (50.5%):
19,138,017	AZL Enhanced Bond Index Fund	221,235,481

International Equity Fund (12.3%):
2,869,016	AZL International Index Fund, Class 2	53,707,988

Total Affiliated Investment Companies (Cost $306,555,139)		437,803,421

Total Investment Securities (Cost $306,555,139) - 100.0%		437,803,421
Net other assets (liabilities) - 0.0%†		197,461

Net Assets - 100.0%		$438,000,882

Percentages indicated are based on net assets as of September 30, 2021.

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (47.9%):
20,623,231	AZL DFA U.S. Core Equity Fund	$351,419,862
6,159,545	AZL DFA U.S. Small Cap Fund	93,440,301

		444,860,163

Fixed Income Fund (40.3%):
38,967,834	AZL DFA Five-Year Global Fixed Income Fund	374,480,882

International Equity Fund (11.9%):
9,021,341	AZL DFA International Core Equity Fund	110,331,003

Total Affiliated Investment Companies (Cost $741,848,836)		929,672,048

Total Investment Securities (Cost $741,848,836) - 100.1%		929,672,048
Net other assets (liabilities) - (0.1)%		(485,255)

Net Assets - 100.0%		$929,186,793

Percentages indicated are based on net assets as of September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.0%):
Domestic Equity Funds (34.7%):
881,735	AZL Mid Cap Index Fund, Class 2	$24,327,062
3,220,549	AZL S&P 500 Index Fund, Class 2	75,715,112
804,309	AZL Small Cap Stock Index Fund, Class 2	13,206,759

		113,248,933

Fixed Income Fund (47.9%):
13,549,893	AZL Enhanced Bond Index Fund	156,636,762

International Equity Fund (12.4%):
2,156,783	AZL International Index Fund, Class 2	40,374,977

Total Affiliated Investment Companies (Cost $237,785,097)		310,260,672

Total Investment Securities (Cost $237,785,097) – 95.0%		310,260,672
Net other assets (liabilities) – 5.0%		16,399,573

Net Assets - 100.0%		$326,660,245

Percentages indicated are based on net assets as of September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	37	$7,950,838	$(373,193)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/21	62	8,159,781	(103,860)

				$(477,053)

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (44.6%):
1,989,645	AZL DFA U.S. Core Equity Fund	$33,903,558
638,884	AZL DFA U.S. Small Cap Fund	9,691,878

		43,595,436

Fixed Income Fund (38.6%):
3,931,798	AZL DFA Five-Year Global Fixed Income Fund	37,784,580

International Equity Fund (11.9%):
954,739	AZL DFA International Core Equity Fund	11,676,455

Total Affiliated Investment Companies (Cost $74,101,967)		93,056,471

Total Investment Securities (Cost $74,101,967) - 95.1%		93,056,471
Net other assets (liabilities) - 4.9%		4,812,863

Net Assets - 100.0%		$97,869,334

Percentages indicated are based on net assets as of September 30, 2021.

See accompanying notes to schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	13	$2,793,538	$(116,981)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/21	15	1,974,141	(23,504)

				$(140,485)

See accompanying notes to the schedules of portfolio investments.

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares	Value

Affiliated Investment Company (95.0%):
Balanced Funds (95.0%):
15,119,588 AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$233,144,040

Total Affiliated Investment Company (Cost $188,002,586)	233,144,040

Total Investment Securities (Cost $188,002,586) - 95.0%	233,144,040
Net other assets (liabilities) – 5.0%	12,178,135

Net Assets - 100.0%	$245,322,175

Percentages indicated are based on net assets as of September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	22	$ 4,727,525	$ (218,581)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/21	56	7,370,125	(94,571)

				$ (313,152)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.0%):
Domestic Equity Funds (32.3%):
1,390,250	AZL DFA U.S. Core Equity Fund	$23,689,863
796,734	AZL DFA U.S. Small Cap Fund	12,086,452
1,027,134	AZL Gateway Fund	15,982,208
1,141,817	AZL Mid Cap Index Fund, Class 2	31,502,722
3,276,148	AZL Russell 1000 Growth Index Fund, Class 2	78,725,835
5,577,485	AZL Russell 1000 Value Index Fund, Class 2	80,427,338
735,422	AZL Small Cap Stock Index Fund, Class 2	12,075,625

		254,490,043

Fixed Income Funds (47.9%):
5,161,150	AZL Enhanced Bond Index Fund	59,662,893
7,181,559	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	79,499,853
7,340,707	AZL MetWest Total Return Bond Fund	79,279,632
3,638,025	PIMCO VIT Income Portfolio	39,945,520
3,839,515	PIMCO VIT Low Duration Portfolio	39,700,583
7,345,265	PIMCO VIT Total Return Portfolio	79,549,223

		377,637,704

International Equity Funds (14.8%):
2,234,756	AZL DFA International Core Equity Fund	27,331,063
3,519,412	AZL International Index Fund, Class 2	65,883,398
2,771,317	AZL MSCI Emerging Markets Equity Index Fund, Class 2	23,029,646

		116,244,107

Total Affiliated Investment Companies (Cost $611,899,861)		748,371,854

Total Investment Securities (Cost $611,899,861) - 95.0%		748,371,854
Net other assets (liabilities) - 5.0%		39,077,391

Net Assets - 100.0%		$787,449,245

Percentages indicated are based on net assets as of September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	90	$19,339,875	$(907,245)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/21	150	19,741,406	(249,909)

				$(1,157,154)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.0%):
Domestic Equity Funds (23.5%):
200,598	AZL DFA U.S. Core Equity Fund	$3,418,191
151,063	AZL DFA U.S. Small Cap Fund	2,291,628
222,006	AZL Gateway Fund	3,454,410
246,363	AZL Mid Cap Index Fund, Class 2	6,797,148
710,066	AZL Russell 1000 Growth Index Fund, Class 2	17,062,880
1,201,227	AZL Russell 1000 Value Index Fund, Class 2	17,321,688
208,638	AZL Small Cap Stock Index Fund, Class 2	3,425,836

		53,771,781

Fixed Income Funds (62.1%):
1,942,742	AZL Enhanced Bond Index Fund	22,458,094
2,703,478	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	29,927,507
2,763,389	AZL MetWest Total Return Bond Fund	29,844,605
1,262,913	PIMCO VIT Income Portfolio	13,866,785
1,563,098	PIMCO VIT Low Duration Portfolio	16,162,435
2,767,378	PIMCO VIT Total Return Portfolio	29,970,699

		142,230,125

International Equity Funds (9.4%):
466,008	AZL DFA International Core Equity Fund	5,699,283
666,167	AZL International Index Fund, Class 2	12,470,638
416,614	AZL MSCI Emerging Markets Equity Index Fund, Class 2	3,462,059

		21,631,980

Total Affiliated Investment Companies (Cost $188,112,596)		217,633,886

Total Investment Securities (Cost $188,112,596) - 95.0%		217,633,886
Net other assets (liabilities) - 5.0%		11,400,743

Net Assets - 100.0%		$229,034,629

Percentages indicated are based on net assets as of September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	18	$3,867,975	$(185,064)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/21	56	7,370,125	(93,431)

				$(278,495)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.1%):
Domestic Equity Funds (38.1%):
2,739,510	AZL DFA U.S. Core Equity Fund	$46,681,254
2,508,404	AZL DFA U.S. Small Cap Fund	38,052,493
3,008,721	AZL Gateway Fund	46,815,706
3,344,316	AZL Mid Cap Index Fund, Class 2	92,269,668
8,937,101	AZL Russell 1000 Growth Index Fund, Class 2	214,758,534
15,204,557	AZL Russell 1000 Value Index Fund, Class 2	219,249,718
2,310,037	AZL Small Cap Stock Index Fund, Class 2	37,930,810

		695,758,183

Fixed Income Funds (38.3%):
9,950,819	AZL Enhanced Bond Index Fund	115,031,463
13,793,305	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	152,691,887
14,108,819	AZL MetWest Total Return Bond Fund	152,798,504
6,706,903	PIMCO VIT Income Portfolio	73,641,798
5,119,932	PIMCO VIT Low Duration Portfolio	52,940,102
14,103,163	PIMCO VIT Total Return Portfolio	152,737,260

		699,841,014

International Equity Funds (18.7%):
7,452,462	AZL DFA International Core Equity Fund	91,143,606
9,662,751	AZL International Index Fund, Class 2	180,886,694
8,448,388	AZL MSCI Emerging Markets Equity Index Fund, Class 2	70,206,105

		342,236,405

Total Affiliated Investment Companies (Cost $1,383,042,824)		1,737,835,602

Total Investment Securities (Cost $1,383,042,824) - 95.1%		1,737,835,602
Net other assets (liabilities) - 4.9%		90,127,546

Net Assets - 100.0%		$1,827,963,148

Percentages indicated are based on net assets as of September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	252	$54,151,650	$(2,539,958)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/21	279	36,719,016	(462,792)

				$(3,002,750)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stock (0.0%†):
Paper & Forest Products (0.0%†):
386,370	Quintis Pty, Ltd.(a)(b)	$365,841

Total Common Stock (Cost $253,669)		365,841

Preferred Stock (0.1%):
Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C(a)(b)	410,186

Total Preferred Stock (Cost $400,112)		410,186

Principal Amount		Value
Private Placements (0.1%):
Household Durables (0.0%†):
23,389	Jawbone, 0.00%(a)(b)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%(a)(b)	60,906
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%(a)(b)	701,897

		762,803

Total Private Placements (Cost $485,378)		762,803

Convertible Bond (0.0%†):
Food Products (0.0%†):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19(a)(b)(c)	—

Total Convertible Bond (Cost $—)		—

Corporate Bonds (0.1%):
Paper & Forest Products (0.1%):
48,384	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 11/8/21 @ 105.63(a)(b)	48,384
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 11/8/21 @ 96(a)(b)	730,672

Total Corporate Bonds (Cost $779,056)		779,056

Shares		Value
Affiliated Investment Companies (94.7%):
Fixed Income Fund (47.5%):
28,344,669	AZL Enhanced Bond Index Fund	327,664,372

International Equity Funds (47.2%):
4,150,540	AZL MSCI Emerging Markets Equity Index Fund, Class 2	34,490,987
18,019,221	AZL MSCI Global Equity Index Fund, Class 2	290,650,040

		325,141,027

Total Affiliated Investment Companies (Cost $545,443,483)		652,805,399

Total Investment Securities (Cost $547,361,698) - 95.0%		655,123,285
Net other assets (liabilities) - 5.0%		34,124,883

Net Assets - 100.0%		$689,248,168

Percentages indicated are based on net assets as of September 30, 2021.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2021, these securities represent 0.34% of the net assets of the fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2021. The total of all such securities represent 0.34% of the net assets of the fund.

(c)	Defaulted bond.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	79	$16,976,113	$(805,009)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/21	131	17,240,828	(217,823)

				$(1,022,832)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.4%):
Domestic Equity Funds (53.5%):
10,682,865	AZL Mid Cap Index Fund, Class 2	$294,740,256
39,575,452	AZL S&P 500 Index Fund, Class 2	930,418,868
9,355,919	AZL Small Cap Stock Index Fund, Class 2	153,624,198

		1,378,783,322

Fixed Income Fund (22.6%):
50,437,060	AZL Enhanced Bond Index Fund	583,052,410

International Equity Fund (19.3%):
26,551,765	AZL International Index Fund, Class 2	497,049,040

Total Affiliated Investment Companies (Cost $1,703,745,423)		2,458,884,772

Total Investment Securities (Cost $1,703,745,423) - 95.4%		2,458,884,772
Net other assets (liabilities) - 4.6%		118,980,482

Net Assets - 100.0%		$2,577,865,254

Percentages indicated are based on net assets as of September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	415	$89,178,313	$(4,173,532)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/21	229	30,138,547	(380,181)

				$(4,553,713)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.0%):
Domestic Equity Funds (42.0%):
1,716,712	AZL Mid Cap Index Fund, Class 2	$47,364,098
6,238,437	AZL S&P 500 Index Fund, Class 2	146,665,655
1,473,164	AZL Small Cap Stock Index Fund, Class 2	24,189,350

		218,219,103

Fixed Income Fund (38.1%):
17,126,401	AZL Enhanced Bond Index Fund	197,981,197

International Equity Fund (14.9%):
4,129,009	AZL International Index Fund, Class 2	77,295,040

Total Affiliated Investment Companies (Cost $379,133,400)		493,495,340

Total Investment Securities (Cost $379,133,400) – 95.0%		493,495,340
Net other assets (liabilities) – 5.0%		25,730,273

Net Assets - 100.0%		$519,225,613

Percentages indicated are based on net assets as of September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	71	$15,257,013	$(702,478)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/21	79	10,397,141	(131,694)

				$(834,172)

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.0%):
Domestic Equity Funds (78.9%):
16,941,329	AZL S&P 500 Index Fund, Class 2	$398,290,638
30,950,491	AZL T. Rowe Price Capital Appreciation Fund	730,741,086

		1,129,031,724

Fixed Income Fund (16.1%):
20,002,074	AZL Enhanced Bond Index Fund	231,223,974

Total Affiliated Investment Companies (Cost $954,905,120)		1,360,255,698

Total Investment Securities (Cost $954,905,120) - 95.0%		1,360,255,698
Net other assets (liabilities) - 5.0%		71,595,242

Net Assets - 100.0%		$1,431,850,940

Percentages indicated are based on net assets as of September 30, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

Futures Contracts

At September 30, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/17/21	198	$42,547,725	$(2,002,842)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/21	219	28,822,453	(364,450)

				$(2,367,292)

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2021 (Unaudited)

1. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2021, the following investments in underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments.

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 9/30/2021	Shares as of 9/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$197,444,720	$31,634,090	$(4,144,913)	$(115,672)	$(3,582,744)	$221,235,481	19,138,017	$-	$-
AZL International Index Fund, Class 2	54,883,083	1,257,451.00	(6,446,984)	1,700,781	2,313,657	53,707,988	2,869,016	-	-
AZL Mid Cap Index Fund, Class 2	34,034,506	256,287.00	(6,204,325)	2,700,560	2,015,599	32,802,627	1,188,932	-	-
AZL S&P 500 Index Fund, Class 2	111,255,841	4,660,001.00	(20,248,656)	6,756,181	9,896,034	112,319,401	4,777,516	-	-
AZL Small Cap Stock Index Fund, Class 2	19,497,119	-	(5,171,843)	1,973,912	1,438,736	17,737,924	1,080,263	-	-

	$417,115,269	$37,807,829	$(42,216,721)	$13,015,762	$12,081,282	$437,803,421	29,053,744	$-	$-

AZL DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$360,715,295	$16,841,777	$(1,541,219)	$(46,358)	$(1,488,613)	$374,480,882	38,967,834	$-	$-
AZL DFA International Core Equity Fund	117,971,959	-	(20,021,088)	3,569,076	8,811,056	110,331,003	9,021,341	-	-
AZL DFA U.S. Core Equity Fund	363,995,312	-	(70,575,485)	24,837,774	33,162,261	351,419,862	20,623,231	-	-
AZL DFA U.S. Small Cap Fund	99,000,343	-	(26,221,017)	8,361,940	12,299,035	93,440,301	6,159,545	-	-

	$941,682,909	$16,841,777	$(118,358,809)	$36,722,432	$52,783,739	$929,672,048	74,771,951	$-	$-

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$143,902,884	$17,062,093	$(1,597,594)	$(39,379)	$(2,691,242)	$156,636,762	13,549,893	$-	$-
AZL International Index Fund, Class 2	42,056,547	435,875.00	(5,183,586)	1,109,072	1,957,069	40,374,977	2,156,783	-	-
AZL Mid Cap Index Fund, Class 2	25,956,033	35,846.00	(5,280,182)	1,368,915	2,246,450	24,327,062	881,735	-	-
AZL S&P 500 Index Fund, Class 2	77,667,949	477,017.00	(13,862,164)	4,272,548	7,159,762	75,715,112	3,220,549	-	-
AZL Small Cap Stock Index Fund, Class 2	14,844,819	-	(4,270,564)	817,527	1,814,977	13,206,759	804,309	-	-

	$304,428,232	$18,010,831	$(30,194,090)	$7,528,683	$10,487,016	$310,260,672	20,613,269	$-	$-

AZL MVP DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$33,058,413	$5,575,304	$(701,215)	$(43,965)	$(103,957)	$37,784,580	3,931,798	$-	$-
AZL DFA International Core Equity Fund	11,378,232	605,029.00	(1,515,369)	294,032	914,531	11,676,455	954,739	-	-
AZL DFA U.S. Core Equity Fund	32,291,077	1,421,368.00	(5,052,638)	1,633,055	3,610,696	33,903,558	1,989,645	-	-
AZL DFA U.S. Small Cap Fund	9,441,155	323,621.00	(2,043,309)	465,894	1,504,517	9,691,878	638,884	-	-

	$86,168,877	$7,925,322	$(9,312,531)	$2,349,016	$5,925,787	$93,056,471	7,515,066	$-	$-

AZL MVP FIAM Multi-Strategy Fund
AZL FIAM Multi-Strategy Fund	$243,094,799	$2,116,595	$(28,354,803)	$4,069,194	$12,218,255	$233,144,040	15,119,588	$-	$-

	$243,094,799	$2,116,595	$(28,354,803)	$4,069,194	$12,218,255	$233,144,040	15,119,588	$-	$-

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 9/30/2021	Shares as of 9/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL MVP Fusion Balanced Fund
AZL DFA International Core Equity Fund	$30,791,327	$-	$(6,662,203)	$1,680,322	$1,521,617	$27,331,063	2,234,756	$-	$-
AZL DFA U.S. Core Equity Fund	26,588,658	-	(7,083,018)	2,451,162	1,733,061	23,689,863	1,390,250	-	-
AZL DFA U.S. Small Cap Fund	14,066,883	-	(4,886,101)	1,563,806	1,341,864	12,086,452	796,734	-	-
AZL Enhanced Bond Index Fund	59,208,019	2,402,247.00	(866,345)	(9,094)	(1,071,934)	59,662,893	5,161,150	-	-
AZL FIAM Total Bond Fund, Class 2	80,039,915	1,697,674.00	(2,355,552)	52,190	65,626	79,499,853	7,181,559	-	-
AZL Gateway Fund	16,889,455	40,730.00	(2,059,592)	310,931	800,684	15,982,208	1,027,134	-	-
AZL International Index Fund, Class 2	72,111,229	-	(11,594,742)	2,939,670	2,427,241	65,883,398	3,519,412	-	-
AZL MetWest Total Return Bond Fund	79,176,081	3,065,404.00	(1,840,913)	(28,220)	(1,092,720)	79,279,632	7,340,707	-	-
AZL Mid Cap Index Fund, Class 2	34,557,736	-	(8,060,074)	1,721,809	3,283,251	31,502,722	1,141,817	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	27,007,910	360,116.00	(3,906,030)	887,001	(1,319,351)	23,029,646	2,771,317	-	-
AZL Russell 1000 Growth Index Fund, Class 2	75,887,494	9,327,595.00	(17,805,278)	6,275,894	5,040,130	78,725,835	3,276,148	-	-
AZL Russell 1000 Value Index Fund, Class 2	97,124,921	-	(29,505,992)	2,136,153	10,672,256	80,427,338	5,577,485	-	-
AZL Small Cap Stock Index Fund, Class 2	14,061,597	-	(4,639,152)	768,449	1,884,731	12,075,625	735,422	-	-
PIMCO VIT Income Portfolio	40,890,645	824,633.00	(1,656,444)	56,097	(169,411)	39,945,520	3,638,025	824,639	-
PIMCO VIT Low Duration Portfolio	39,011,536	861,099.00	(19,537)	20	(152,535)	39,700,583	3,839,515	139,113	-
PIMCO VIT Total Return Portfolio	79,106,667	7,904,863.00	(2,116,378)	(105,095)	(5,240,834)	79,549,223	7,345,265	1,044,999	3,456,440

	$786,520,073	$26,484,361	$(105,057,351)	$20,701,095	$19,723,676	$748,371,854	56,976,696	$2,008,751	$3,456,440

AZL MVP Fusion Conservative Fund
AZL DFA International Core Equity Fund	$6,072,597	$385,176	$(1,379,030)	$320,425	$300,115	$5,699,283	466,008	$-	$-
AZL DFA U.S. Core Equity Fund	3,731,622	148,271	(1,032,236)	356,831	213,703	3,418,191	200,598	-	-
AZL DFA U.S. Small Cap Fund	2,529,456	168,372	(911,137)	280,288	224,649	2,291,628	151,063	-	-
AZL Enhanced Bond Index Fund	23,199,473	1,465,468	(1,782,747)	57,637	(481,737)	22,458,094	1,942,742	-	-
AZL FIAM Total Bond Fund, Class 2	31,005,747	1,692,680	(2,809,776)	206,034	(167,178)	29,927,507	2,703,478	-	-
AZL Gateway Fund	3,703,325	64,902	(544,430)	91,117	139,496	3,454,410	222,006	-	-
AZL International Index Fund, Class 2	13,208,056	1,062,836	(2,774,870)	626,808	347,808	12,470,638	666,167	-	-
AZL MetWest Total Return Bond Fund	30,987,017	1,971,461	(2,674,186)	75,827	(515,514)	29,844,605	2,763,389	-	-
AZL Mid Cap Index Fund, Class 2	7,308,286	552,455	(2,100,778)	561,642	475,543	6,797,148	246,363	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	3,774,701	664,789	(917,496)	181,487	(241,422)	3,462,059	416,614	-	-
AZL Russell 1000 Growth Index Fund, Class 2	15,973,356	4,258,054	(5,590,040)	1,916,417	505,093	17,062,880	710,066	-	-
AZL Russell 1000 Value Index Fund, Class 2	21,001,621	1,304,493	(7,681,830)	624,843	2,072,561	17,321,688	1,201,227	-	-

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 9/30/2021	Shares as of 9/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL Small Cap Stock Index Fund, Class 2	3,739,148	324,986	(1,324,903)	304,134	382,471	3,425,836	208,638	-	-
PIMCO VIT Income Portfolio	14,502,522	644,288	(1,242,147)	75,393	(113,271)	13,866,785	1,262,913	292,810	-
PIMCO VIT Low Duration Portfolio	16,570,564	806,575	(1,150,443)	9,551	(73,812)	16,162,435	1,563,098	58,634	-
PIMCO VIT Total Return Portfolio	31,035,978	3,727,245	(2,738,247)	(20,839)	(2,033,438)	29,970,699	2,767,378	403,088	1,311,716

	$228,343,469	$19,242,051	$(36,654,296)	$5,667,595	$1,035,067	$217,633,886	17,491,748	$754,532	$1,311,716

AZL MVP Fusion Moderate Fund
AZL DFA International Core Equity Fund	$98,818,930	$-	$(17,869,596)	$4,424,753	$5,769,519	$91,143,606	7,452,462	$-	$-
AZL DFA U.S. Core Equity Fund	52,141,978	-	(13,447,974)	4,437,431	3,549,819	46,681,254	2,739,510	-	-
AZL DFA U.S. Small Cap Fund	42,729,486	-	(13,083,406)	3,866,810	4,539,603	38,052,493	2,508,404	-	-
AZL Enhanced Bond Index Fund	110,876,731	6,322,498.00	(41,568)	(320)	(2,125,878)	115,031,463	9,950,819	-	-
AZL FIAM Total Bond Fund, Class 2	148,936,968	5,798,689.00	(2,234,151)	52,450	137,931	152,691,887	13,793,305	-	-
AZL Gateway Fund	47,719,696	2,960,926.00	(7,086,124)	1,023,195	2,198,013	46,815,706	3,008,721	-	-
AZL International Index Fund, Class 2	192,629,115	-	(26,061,271)	6,603,712	7,715,138	180,886,694	9,662,751	-	-
AZL MetWest Total Return Bond Fund	147,565,635	7,756,568.00	(743,424)	(11,272)	(1,769,003)	152,798,504	14,108,819	-	-
AZL Mid Cap Index Fund, Class 2	99,133,254	-	(20,805,377)	3,834,164	10,107,627	92,269,668	3,344,316	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	81,282,445	-	(9,640,081)	2,239,671	(3,675,930)	70,206,105	8,448,388	-	-
AZL Russell 1000 Growth Index Fund, Class 2	203,123,088	27,487,257.00	(46,370,830)	16,309,660	14,209,359	214,758,534	8,937,101	-	-
AZL Russell 1000 Value Index Fund, Class 2	261,426,796	-	(76,366,361)	4,898,266	29,291,017	219,249,718	15,204,557	-	-
AZL Small Cap Stock Index Fund, Class 2	42,713,375	-	(12,456,735)	1,008,369	6,665,801	37,930,810	2,310,037	-	-
PIMCO VIT Income Portfolio	72,219,414	1,646,528.00	(26,604)	146	(197,686)	73,641,798	6,706,903	1,495,012	-
PIMCO VIT Low Duration Portfolio	50,378,695	2,785,861.00	(19,953)	20	(204,521)	52,940,102	5,119,932	186,708	-
PIMCO VIT Total Return Portfolio	147,789,478	16,471,789.00	(1,310,375)	(68,266)	(10,145,366)	152,737,260	14,103,163	2,002,552	6,520,932

	$1,799,485,084	$71,230,116	$(247,563,830)	$48,618,789	$66,065,443	$1,737,835,602	127,399,188	$3,684,271	$6,520,932

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 9/30/2021	Shares as of 9/30/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL MVP Global Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$325,541,660	$9,537,239	$(1,237,964)	$(19,335)	$(6,157,228)	$327,664,372	28,344,669	$-	$-
AZL MSCI Global Equity Index Fund	316,790,183	-	(63,536,485)	13,922,437	23,473,905	290,650,040	18,019,221	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	39,749,031	-	(4,495,164)	771,245	(1,534,125)	34,490,987	4,150,540	-	-

	$682,080,874	$9,537,239	$(69,269,613)	$14,674,347	$15,782,552	$652,805,399	50,514,430	$-	$-

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$552,144,793	$41,764,840	$(189,601)	$(1,458)	$(10,666,164)	$583,052,410	50,437,060	$-	$-
AZL International Index Fund, Class 2	510,235,006	-	(51,012,695)	8,440,100	29,386,629	497,049,040	26,551,765	-	-
AZL Mid Cap Index Fund, Class 2	300,904,342	-	(48,456,872)	11,595,373	30,697,413	294,740,256	10,682,865	-	-
AZL S&P 500 Index Fund, Class 2	951,380,916	-	(162,332,262)	57,514,525	83,855,689	930,418,868	39,575,452	-	-
AZL Small Cap Stock Index Fund, Class 2	159,337,682	-	(34,263,800)	4,759,797	23,790,519	153,624,198	9,355,919	-	-

	$2,474,002,739	$41,764,840	$(296,255,230)	$82,308,337	$157,064,086	$2,458,884,772	136,603,061	$-	$-

AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$191,116,827	$10,804,411	$(322,080)	$(3,092)	$(3,614,869)	$197,981,197	17,126,401	$-	$-
AZL International Index Fund, Class 2	83,321,813	-	(12,143,654)	3,016,999	3,099,882	77,295,040	4,129,009	-	-
AZL Mid Cap Index Fund, Class 2	50,356,290	-	(10,091,137)	2,783,578	4,315,367	47,364,098	1,716,712	-	-
AZL S&P 500 Index Fund, Class 2	155,900,914	-	(32,052,452)	10,512,274	12,304,919	146,665,655	6,238,437	-	-
AZL Small Cap Stock Index Fund, Class 2	26,688,151	-	(7,273,274)	1,543,152	3,231,321	24,189,350	1,473,164	-	-

	$507,383,995	$10,804,411	$(61,882,597)	$17,852,911	$19,336,620	$493,495,340	30,683,723	$-	$-

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Enhanced Bond Index Fund	$218,730,962	$16,678,986	$(43,130)	$(810)	$(4,142,034)	$231,223,974	20,002,074	$-	$-
AZL S&P 500 Index Fund, Class 2	385,323,074	-	(45,307,467)	14,814,645	43,460,386	398,290,638	16,941,329	-	-

AZL T. Rowe Price Capital Appreciation Fund	700,758,523	-	(51,006,446)	10,228,024	70,760,985	730,741,086	30,950,491	-	-

	$1,304,812,559	$16,678,986	$(96,357,043)	$25,041,859	$110,079,337	$1,360,255,698	67,893,894	$-	$-

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2021 (Unaudited)

2. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2021 are identified below.

AZL MVP Global Balanced Index Strategy Fund:

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Grand Rounds, Inc., Series C	3/31/15	$400,112	143,925	$410,186	0.06%
Jawbone	1/24/17	–	23,389	–	0.00%
Lookout, Inc.	3/4/15	3,384	5,547	60,906	0.01%
Lookout, Inc. Preferred Shares, Series F	9/19/14	481,995	63,925	701,897	0.10%
Quintis Pty, Ltd., 10/1/28, Callable 11/8/21 @ 96	10/25/18	730,672	730,672	730,672	0.11%
Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 11/8/21 @ 105.63	10/25/18	48,384	48,384	48,384	0.01%
Quintis Pty, Ltd.	10/25/18	253,669	386,370	365,841	0.05%
REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19	2/7/12	–	400,000	–	0.00%

(a) Acquisition date represents the initial purchase date of the security.